Supplemental Information on Oil and Gas Producing Activities (Unaudited) (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Supplemental Information on Oil and Gas Producing Activities (Unaudited) [Abstract]
Future gross revenue	$ 767
Less: Future production tax expense	(35)
Future gross revenue after production taxes	732
Less: Future operating costs	(565)
Less: Development costs	(295)
Future net income (loss) before taxes	(128)
10% annual discount for estimated timing of cash flows	40
Standardized measure of discounted future net cash flows (PV10)	$ (88)